RELATED PARTY TRANSACTIONS - Related party balances (Details) - Related Party [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
RELATED PARTY TRANSACTIONS
Amounts due from related parties	¥ 277,237	$ 39,048	¥ 152,089
Amount due to related parties	356,080		6,928
Shanghai Puping
RELATED PARTY TRANSACTIONS
Amounts due from related parties	218,405		138,142
SH Shibei
RELATED PARTY TRANSACTIONS
Amounts due from related parties			11,121
BJ New Internet
RELATED PARTY TRANSACTIONS
Amounts due from related parties	441		441
Shanghai Edge Interchange
RELATED PARTY TRANSACTIONS
Amounts due from related parties	1,533		1,191
Sanhe Mingtai
RELATED PARTY TRANSACTIONS
Amounts due from related parties	56,833
CYSD
RELATED PARTY TRANSACTIONS
Amount due to related parties			6,398
Changzhou Gaoxin
RELATED PARTY TRANSACTIONS
Amount due to related parties	356,067
Others
RELATED PARTY TRANSACTIONS
Amounts due from related parties	25		1,194
Amount due to related parties	¥ 13		¥ 530